Borrowings (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Borrowings [Line Items]
Borrowings, maturity	3 to 5 years after moratorium periods ranging from 6 months to one year in certain cases.
Collaterally Secured by Unencumbered Movable Fixed Asset [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	₨ 2,510,590
Collaterally Secured by Equitable Mortgages Over Properties [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	1,529,995
Collaterally Secured by Equitable Mortgage Over Land And Building [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	983,784
Collaterally Secured by Equitable Mortgage Over Vashi Property [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	656,854
Bank guarantee [Member]
Disclosure Of Borrowings [Line Items]
Credit exposure	₨ 3,494,374
Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.00%
Working Capital Facilities Bear Interest	7.90%	4.15%
Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.75%
Working Capital Facilities Bear Interest	10.70%	10.75%
Foreign currency term loans [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate basis	3.50% to 5.30% plus 6 months LIBOR
Term bank loans [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	8.80%	9.00%
Term bank loans [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	10.25%	10.50%
Mortgage by movable fixed assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 1,810,964
Title deeds of property and plant and machinery at Rabale [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 2,066,065
Other loans [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	8.59%	8.59%
Other loans [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	10.85%	12.50%
Buyers Credit [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, maturity	1 to 3 years
Borrowings	₨ 693,244
Buyers Credit [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	2.00%
Buyers Credit [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	5.75%
Plant And Machiney Floor One Rabale Tower One [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 37,122
Plant And Machinery At Ground First Second Fourth Fifth Sixth And Seventh Floor At Rabale Tower Two Data Centre [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	125,000
Movable Fixed Assets Rabale Two Tower Floor One And Two Data Centre [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	433,375
Plant And Machinery And Collaterally By All Securities Charged To Working Capital Lines [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	416,373
Fixed Assets Funded By Term Loan [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 519,261